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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stonebrook Fund Management LLC
Address:  450 Park Avenue, 22nd Floor
          New York, New York 10022

Form 13F File Number: 028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc Abel
Title: Chief Financial Officer
Phone: 212-702-4813

Signature, Place, and Date of Signing:

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
             /s/ Marc Abel   New York, New York   November 12, 2007
             --------------  -------------------  -----------------
              [Signature]      [City, State]           [Date]
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Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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STONEBROOK FUND MANAGEMENT LLC
September 30, 2007
13F

Form 13F Summary Page

Report Summary:
Number of Other Included Managers                0
Form 13F Information Table Entry Total:         34
Form 13F Information Table Value Total:    451,330
                                        (thousands)

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STONEBROOK FUND MANAGEMENT LLC
September 30, 2007
13F

Company                      Title of Class Ticker     Stock Cusip       Shares       Long
-------                      -------------- ------     -----------      --------- ------------
Long Investing
Wabco Holdings Inc..........       COM        WBC        92927K102        406,064 $ 18,983,492
American Std................       COM        ASD        029712106        529,300 $ 18,853,666
CB Richard Ellis Svc........      CL A        CBG        12497T101        670,000 $ 18,652,800
Wellpoint Inc...............       COM        WLP        94973V107        233,810 $ 18,452,285
Crown Holdings, Inc.........       COM        CCK        228368106        802,556 $ 18,266,175
United Healthcare Group.....       COM        UNH        91324P102        372,200 $ 18,025,646
Lennox International Inc....       COM        LII        526107107        531,729 $ 17,972,440
Wesco International Inc.....       COM        WCC        95082P105        414,467 $ 17,797,213
Archer Daniels Midland......       COM        ADM        039483102        521,000 $ 17,234,680
Willis Group................       COM        WSH  BMG   966551084 ISIN   411,200 $ 16,834,528
Omnicom Group...............       COM        OMC        681919106        334,300 $ 16,076,487
Manpower Inc................       COM        MAN        56418H100        244,100 $ 15,707,835
Starwood Hotels.............       COM        HOT        85590A401        257,500 $ 15,643,125
R H Donnelly................       COM        RHD        74955W307        274,464 $ 15,375,473
Office Depot Inc............       COM        ODP        676220106        740,700 $ 15,273,234
Joy Global..................       COM       JOYG        481165108        288,930 $ 14,694,980
Tyco Internationl Ltd.......       COM        TYC  BMG   9143X2082 ISIN   327,325 $ 14,513,591
Ameristar Casions...........       COM       ASCA        03070Q101        513,228 $ 14,421,707
H&E Equipment Services Inc..       COM       HEES        404030108        799,075 $ 14,367,369
Investment Technology Group.       COM        ITG        46145F105        331,100 $ 14,230,678
Tyco Electronics............       COM        TEL  BMG   9143X2082 ISIN   379,725 $ 13,453,657
RR Donnelly & Sons Co.......       COM        RRD        257867101        356,749 $ 13,042,743
Bucyrus International.......      CL A       BUCY        118759109        161,803 $ 11,800,293
E*Trade Financial...........       COM       ETFC        269246104        876,700 $ 11,440,935
CSK Auto....................       COM        CAO        125965103      1,026,600 $ 10,933,290
Ross Stores.................      CL B       ROST        778296103        402,885 $ 10,329,971
Marsh & McLennan............       COM        MMC        571748102        364,200 $  9,287,100
Harley Davidson.............       COM        HOG        412822108        188,291 $  8,700,927
Ball Corp...................       COM        BLL        058498106        160,408 $  8,621,930
Altra Holdings Inc..........       COM       AIMC        02208R106        499,998 $  8,334,967
Circuit City................       COM         CC        172737108        972,000 $  7,688,520
Ruby Tuesday................       COM         RT        781182100        144,000 $  2,640,960
America Commercial Lines....       COM       ACLI        025195207         82,997 $  1,969,519
Norfolk Southern Corporation       COM        NSC        655844108         32,900 $  1,707,839
                                                       TOTAL VALUE                $451,330,054
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